Critical Accounting Estimates and Judgments - Summary of key factors of the macroeconomic scenarios on the economic conditions (Detail) - Scenario Forecast [member]	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Japanese GDP
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios Under The Base Scenario [Line Items]
GDP growth rate	1.90%	2.80%
Global GDP
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios Under The Base Scenario [Line Items]
GDP growth rate	3.30%	3.90%